Summary of significant accounting policies (Details)	12 Months Ended
Sep. 30, 2025
Machinery and equipment | Minimum
Property plant and equipment useful life	5 years
Machinery and equipment | Maximum
Property plant and equipment useful life	10 years
Transportation equipment
Property plant and equipment useful life	4 years
Office equipment | Minimum
Property plant and equipment useful life	3 years
Office equipment | Maximum
Property plant and equipment useful life	5 years